SHARE-BASED COMPENSATION - Schedule of number of shares granted and fair value, long term incentive plan (Details)	12 Months Ended				48 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Closing foreign exchange rate	1.1002	1.0667	1.1334		1.1002
Long term incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	5,903,440	8,179,538	8,451,788	1,035,000	23,569,766
Fair value per share award (in usd per share) | $ / shares	$ 0.880	$ 0.517	$ 0.887	$ 0.923
Long term incentive plan | Executive Members of the Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	1,681,570	2,363,455	1,337,888	0	5,382,913
Long term incentive plan | Executive Committee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	4,221,870	5,816,083	6,301,400	105,000	16,444,353
Long term incentive plan | Senior managers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0	0	812,500	930,000	1,742,500